COLONIAL MUNICIPAL INCOME TRUST Annual Report

NOVEMBER 30, 2001

[graphic omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

I wanted to take this opportunity to let you know that the sale of Liberty Financial's asset management companies - including Colonial Management Associates - to FleetBoston Financial was completed effective November 1, 2001.

In light of this change and recent turmoil in the markets, I think it is important to assure you that only the ownership of Colonial has changed. The trust will continue to be guided by Maureen Newman, following the same investment principles which attracted you in the first place.

The past year has been an interesting time for US investment markets. At the beginning of 2001, the Federal Reserve began lowering interest rates in hopes of stimulating the sagging economy. In total, we saw ten rate cuts in the first 11 months of the year, bringing the short-term interest rate down from 6.5% to 2.0%. An additional cut in December brought rates to a historic low of 1.75%. These aggressive rate cuts raised some concerns that inflationary pressures could surface, but inflation has thus far been kept in check. At the same time, economic weakness and stock market volatility has prompted investors to shift assets into the bond market - a move which has benefited municipal bond prices.

The following report will provide you with more detailed information about the trust's performance and the strategies used by portfolio manager Maureen Newman. As always, we thank you for choosing Colonial Municipal Income Trust and for giving us the opportunity to serve your investment needs.

     Sincerely,

 /s/ Keith T. Banks

     Keith T. Banks
     President

--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Effective November 1, 2001,Mr.Keith Banks has taken on the position of president of Colonial Municipal Income Trust. Mr. Banks is currently chief investment officer of Fleet Asset Management, a position he has held since 2000. Prior to joining Fleet, he was managing director and head of US equity for J.P. Morgan Investment Management from 1996 to 2000. He began his investment career in 1981 as an equity analyst at Home Insurance. A chartered financial analyst,Mr. Banks earned his BA from Rutgers University and his MBA from Columbia Business School.
--------------------------------------------------------------------------------

--------  -----------------    Economic and market conditions change
NOT FDIC  MAY LOSE VALUE       frequently. There is no assurance that trends
 INSURED  NO BANK GUARANTEE    described herein will continue or commence.
--------  -----------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

During the 12 months ended November 30, 2001, the generally weak economy caused investors to seek out more defensive investments, and demand for bonds increased.This increased demand benefited Colonial Municipal Income Trust, which delivered a total return of 7.93% (based on net asset value) for the 12 months ended November 30, 2001. However, this return falls short of the trust's benchmark, the Lehman Brothers Municipal Bond Index, which returned 8.75% for the same period.

The trust benefited from its holdings of longer-maturity bonds, as well as holdings in the multi-family housing sector. On the negative side, the trust was hurt by defaults of certain nursing home bonds and by the bankruptcy of Bethlehem Steel (0.02% of net assets). The income available for distribution to common shareholders was helped as the short-term rates paid out to preferred shareholders dropped. If short-term rates rise,we could see a decline in the income available for distribution to common shareholders. While the issuance of preferred shares provides the possibility of higher tax-exempt income, it also adds price volatility to the portfolio.We try to manage that added price volatility by hedging with futures contracts.

We believe that the economic recovery is forthcoming, but the process may be long and slow with little measurable improvement until late 2002. Consumer spending remains cautious, but consumer confidence has begun to increase and inflation remains in check. We expect bonds to perform well in the coming months, and we have positioned the portfolio to take advantage of continued low interest rates and a slow economic recovery.

 /s/ Maureen G. Newman
     Maureen G. Newman

Maureen G.Newman is portfolio manager of Colonial Municipal Income Trust and a senior vice president of Colonial Management Associates, Inc. (CMA).Prior to joining Colonial, she worked at Fidelity Investments for 11 years, managing several mutual funds. Ms.Newman received her BA in economics from Boston College and her MBA from Babson College. She is a chartered financial analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.


Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the trust will be affected by interest rate changes and the creditworthiness of issues held in the trust. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

TWELVE-MONTH TOTAL RETURN, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS FOR THE PERIOD ENDED 11/30/01 (%)

NAV                                7.93
---------------------------------------
Market price                      12.05
---------------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/00-11/30/01 ($)               0.39
---------------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

PRICE PER SHARE AS OF 11/30/01 ($)

NAV                                6.12
---------------------------------------
Market price                       5.65
---------------------------------------

QUALITY BREAKDOWN
AS OF 11/30/01 (%)

AAA                                33.1
---------------------------------------
AA                                  1.5
---------------------------------------
A                                   2.4
---------------------------------------
BBB                                17.7
---------------------------------------
BB                                  4.5
---------------------------------------
CCC                                 0.2
---------------------------------------
Non-rated                          37.6
---------------------------------------
Cash equivalents                    3.1
---------------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the trust is actively managed, there can be no guarantee the trust will continue to maintain these quality breakdowns in the future.

--------------------
INVESTMENT PORTFOLIO
--------------------

November 30, 2001

MUNICIPAL BONDS - 95.8%                                               PAR        VALUE
--------------------------------------------------------------------------------------
EDUCATION - 4.5%
EDUCATION - 4.5%
CA Educational Facilities Authority, Loyola Marymount
  University, Series 2001,
  (a) 10/01/14                                                 $1,250,000   $    673,188
CA Statewide Communities Development Authority, Crossroads
  School for Arts & Sciences,
  Series 1998,
  6.000% 08/01/28 (b)                                           1,160,000      1,184,232
IL University Of Illinois,
  5.500% 08/15/17                                                 600,000        625,614
MA Industrial Finance Agency, St. John's High School, Series
  1998,
  5.350% 06/01/28                                                 300,000        282,456
MI Southfield Economic Development Corp., Lawrence
  University,
  Series 1998 A,
  5.400% 02/01/18                                                 750,000        715,103
NC Capital Facilities Finance Authority, Meredith College,
  Series 2001,
  5.125% 06/01/15                                               1,000,000      1,027,440
VT Educational & Health Buildings Finance Agency:
  Middlebury College, Series 1999,
  5.000% 11/01/38                                               1,000,000        964,100
  Norwich University, Series 1998,
  5.500% 07/01/21                                               1,000,000        966,230
WA Higher Education Facilities Authority, Puget Sound
  University, Series 1998,
  5.375% 10/01/30                                               5,000,000      5,058,200
WV University, Series 2000 A,
  (a) 04/01/25                                                    750,000        210,953
                                                                            ------------
                                                                              11,707,516
                                                                            ------------
----------------------------------------------------------------------------------------
HEALTHCARE - 25.0%
CONGREGATE CARE RETIREMENT - 4.2%
CA Statewide Community Development Authority, Eskaton Village
  - Grass Valley, Series 2000,
  8.250% 11/15/31 (b)                                             750,000        796,875
IL Health Facilities Authority, Lutheran Senior Ministries,
  Series 2001,
  7.375% 08/15/31                                                 250,000        252,500
KS Manhattan, Meadowlark Hills Retirement Home, Series 1999
  A:
  6.375% 05/15/20                                                 250,000        248,750
  6.500% 05/15/28                                               1,500,000      1,501,875
KY Economic Development Finance Authority, Christian Church
  Homes of Kentucky, Inc., Series 1998,
  5.500% 11/15/30                                                 200,000        174,050
MA Boston Industrial Development Finance Authority,
  Springhouse, Inc., Series 1988,
  5.875% 07/01/20                                                 500,000        422,500
MA Development Finance Agency, Loomis Comm., Series 1999 A,
  5.625% 07/01/15                                                 250,000        230,443
MN Columbia Heights, Crest View Corp., Series 1998,
  6.000% 03/01/33                                                 745,000        650,944
NH Higher Educational & Health Facilities Authority,
  Rivermead at Peterborough, Series 1998,
  5.750% 07/01/28                                                 500,000        429,375
NJ Economic Development Authority, Seabrook Village, Inc.,
  Series 2000 A,
  8.250% 11/15/30                                                 500,000        535,625
PA Chartiers Valley Industrial & Commercial Development
  Authority, Asbury Health Center, Series 1999,
  6.375% 12/01/24                                               1,000,000        913,750
PA Lancaster Industrial Development Authority, Garden Spot
  Village, Series 2000 A,
  7.625% 05/01/31                                                 325,000        335,563
PA Philadelphia Authority for Industrial Development, Baptist
  Home of Philadelphia,
  Series 1998 A:
  5.500% 11/15/18                                                 360,000        305,550
  5.600% 11/15/28                                                 500,000        408,750
TN Metropolitan Government, Nashville and Davidson County,
  Blakeford at Green Hills,
  Series 1998,
  5.650% 07/01/24                                                 575,000        494,500
TX Abilene Health Facilities Development Corp., Sears
  Methodist Retirement Obligation Group:
  Series 1998 A,
  5.900% 11/15/25                                                 750,000        625,313
  Series 1999,
  5.875% 11/15/18                                                 500,000        439,375
WI Health & Educational Facilities Authority:
  Attic Angel Obligated Group,
  5.750% 11/15/27                                                 875,000        707,656
  Clement Manor, Series 1998,
  5.750% 08/15/24                                               1,000,000        847,500
  United Lutheran Program for
  Aging, Inc.,
  5.700% 03/01/28                                                 750,000        630,000
                                                                            ------------
                                                                              10,950,894
                                                                            ------------
HEALTH SERVICES - 0.1%
IL Health Facilities Authority, Midwest Physician Group,
  Ltd., Series 1998,
  5.500% 11/15/19                                                  90,000         73,696
MA Development Finance Agency, Boston Biomedical Research
  Institute, Series 1999,
  5.650% 02/01/19                                                 120,000        113,742
                                                                            ------------
                                                                                 187,438
                                                                            ------------
HOSPITALS - 9.7%
AR Conway Health Facilities Board, Conway Regional Medical
  Center:
  Series 1999 A,
  6.400% 08/01/29                                                 350,000        364,711
  Series 1999 B,
  6.400% 08/01/29                                                 850,000        885,726
CA Health Facilities Financing Authority, Cedars-Sinai
  Medical Center, Series 1999 A,
  6.125% 12/01/30                                                 650,000        697,132
CO Health Care Facilities Authority, National Jewish Medical
  & Research Center, Series 1998:
  5.375% 01/01/16                                               1,500,000      1,414,335
  5.375% 01/01/23                                                 840,000        756,286
FL West Orange Healthcare District, Series 2001 A,
  5.650% 02/01/22                                                 400,000        402,424
GA Forsyth County Hospital Authority, Georgia Baptist
  Heathcare System, Series 1998,
  6.000% 10/01/08                                               1,000,000      1,005,000
IL Health Facilities Authority:
  Swedish American Hospital,
  Series 2000,
  6.875% 11/15/30                                                 500,000        537,185
  Thorek Hospital & Medical Center,
  5.375% 08/15/28                                                 500,000        430,210
IL Southwestern Development Authority, Anderson Hospital,
  Series 1999:
  5.375% 08/15/15                                                 500,000        468,810
  5.500% 08/15/20                                                 550,000        511,687
LA Public Facilities Authority, Touro Infirmary, Series 1999:
  5.500% 08/15/19                                                 250,000        246,088
  5.625% 08/15/29                                               1,275,000      1,250,329
MA Health & Educational Facilities Authority, Milford-
  Whitinsville Regional Hospital, Series C,
  5.250% 07/15/18                                                 500,000        439,315
MI Dickinson County Healthcare System, Series 1999,
  5.700% 11/01/18                                                 770,000        725,348
MI Flint Hospital Building Authority, Hurley Medical Center,
  Series 1998 A,
  5.375% 07/01/20                                                 460,000        415,624
MI Hospital Finance Authority, Detroit Medical Center,
  Series 1998 A,
  5.250% 08/15/28                                                 600,000        494,346
MN St. Paul Housing & Redevelopment Authority, Healtheast
  Project, Series A,
  5.700% 11/01/15                                               2,000,000      1,540,000
MN Washington County Housing & Redevelopment Authority,
  Healtheast, Inc., Series 1998,
  5.250% 11/15/12                                               1,250,000      1,014,063
MS Business Finance Corp., Rush Medical Foundation, Inc.,
  Series 1998,
  5.625% 07/01/23                                                 715,000        606,313
NH Higher Educational & Health Facilities Authority:
  Littleton Hospital Association, Inc.,
  Series 1998 A:
  5.900% 05/01/18                                                 500,000        405,625
  5.900% 05/01/28                                                 675,000        518,063
  6.000% 05/01/28                                                 625,000        486,719
NY Staten Island University Hospital,
  6.375% 07/01/31                                                 500,000        498,775
OH Belmont County, East Ohio Regional Hospital, Series 1998,
  5.700% 01/01/13                                               1,500,000      1,346,250
OH Highland County Joint Township Hospital District, Series
  1999,
  6.750% 12/01/29                                                 735,000        677,119
OH Miami County, Upper Valley Medical Center, Inc., Series
  1996 A,
  6.250% 05/15/16                                                 665,000        675,620
OH Sandusky County, County Memorial Hospital, Series 1998,
  5.150% 01/01/08                                                 270,000        268,817
PA Allegheny County Hospital Development, Ohio Valley General
  Hospital, Series 1998 A,
  5.450% 01/01/28                                               1,050,000        926,615
PA Pottsville Hospital Authority, Pottsville Hospital &
  Warner Clinic, Series 1998,
  5.625% 07/01/24                                                 755,000        639,500
TX Mother Frances Hospital Regional Center,
  6.000% 07/01/31                                                 750,000        737,715
TX Lufkin Health Facilities Development Corp., Memorial
  Health Systems of East Texas, Series 1998,
  5.700% 02/15/28                                                 750,000        586,845
TX Richardson Hospital Authority, Baylor Richardson Medical
  Center, Series 1998,
  5.625% 12/01/28                                                 850,000        821,959
VT Educational & Health Buildings Authority:
  Brattleboro Memorial Hospital,
  5.375% 03/01/28                                                 500,000        443,860
  Springfield Hospital, Series A,
  7.750% 01/01/13                                               1,040,000      1,090,762
WV Hospital Finance Authority, Charlestown Medical Center,
  Series 2000 A,
  6.750% 09/01/30                                                 750,000        809,258
                                                                            ------------
                                                                              25,138,434
                                                                            ------------
INTERMEDIATE CARE FACILITIES - 1.1%
IN Health Facilities Financing Authority,
  Hoosier Care, Inc.,
  Series 1999 A,
  7.125% 06/01/34                                               1,080,000        946,350
PA Economic Development Financing Authority, Northwestern
  Human Services, Inc., Series 1998 A,
  5.250% 06/01/14                                               2,150,000      1,790,413
                                                                            ------------
                                                                               2,736,763
                                                                            ------------
NURSING HOMES - 9.9%
AK Juneau, St. Ann's Care Center, Series 1999,
  6.875% 12/01/25                                               1,000,000        985,000
CO Health Facilities Authority:
  AHF, Series 1990 A,
  10.250% 12/01/20 (c)                                          1,500,000        555,000
  Volunteers of America Care Facilities, Inc.:
  Series 1998 A:
  5.450% 07/01/08                                                 250,000        236,875
  5.750% 07/01/20                                                 700,000        594,125
  Series 1999 A,
  6.000% 07/01/29                                                 350,000        294,875
DE Economic Development Authority, Georgetown Health Center,
  12.000% 04/01/25                                              2,120,000      2,222,905
DE Sussex County, Healthcare Facility, Delaware Health
  Corporation, Series 1994 A,
  7.600% 01/01/24                                                 985,000        884,038
IA Finance Authority, Care Initiatives Project:
  Series 1996,
  9.250% 07/01/25                                               1,000,000      1,233,750
  Series 1998 B:
  5.750% 07/01/18                                                 550,000        495,688
  5.750% 07/01/28                                               1,475,000      1,268,500
IN Gary Industrial Economic Development, West Side Health
  Care Center, Series 1987 A,
  11.500% 10/01/17                                              2,290,000      2,310,518
IN Health Facilities Financing Authority, Metro Health
  Indiana, Inc., Series 1998,
  6.400% 12/01/33                                               1,000,000        650,000
IN Michigan City Health Facilities, Metropolitan Health
  Foundation Inc., Project,
  10.000% 11/01/22                                              4,500,000      1,710,000
KY Jefferson County First Mortgage, AHF,
  Kentucky-Iowa, Inc.,
  Project Series 1990,
  10.250% 01/01/20                                                910,000        546,000
KY Lexington-Fayette Urban County Government, First Mortgage,
  AHF, Kentucky-Iowa, Inc., Project
  Series 1990,
  10.250% 01/01/20                                                920,000        552,000
MA Development Finance Agency, Alliance Health Care
  Facilities, Series 1999,
  7.100% 07/01/32                                               1,150,000      1,137,063
MA Industrial Finance Agency:
  American Health Woodlawn
  Manor, Inc.:
  Series A,
  7.750% 01/01/28                                                 385,000        344,575
  Series B,
  10.250% 07/01/27                                                 80,000         76,100
  GF/Massachusetts Inc., Series 1994,
  8.300% 07/01/23                                                 930,000        956,738
MI Cheboygan County Economic Development Corp., Metro Health
  Foundation Project, Series 1993,
  10.000% 11/01/22 (c)                                          2,440,000        927,200
MN Carlton Inter-Faith Social Services, Inc., Series 2000:
  7.500% 04/01/19                                                 250,000        255,625
  7.750% 04/01/29                                                 250,000        258,125
MN Minneapolis, Walker Methodist Senior Services Group,
  Series 1998 A,
  6.000% 11/15/28                                                 500,000        443,750
MN New Hope, North Ridge Care Center, Inc., Series 1999,
  5.875% 03/01/29                                                 500,000        433,125
MN Sartell, Foundation for Healthcare, Series 1999 A,
  6.625% 09/01/29                                               2,025,000      1,868,063
NJ Economic Development Authority Geriatric and Medical
  Service, Inc., Series A,
  10.500% 05/01/04                                                375,000        375,938
OH Montgomery County, Grafton Oaks Limited Partners, Series
  1986,
  9.750% 12/01/16                                               1,450,000      1,377,500
TN New Tazwell Health Education and Housing Facilities
  Board, New Tazwell Project, Series 1987,
  10.000% 06/01/17                                              1,495,000      1,516,573
TX Kirbyville Health Facilities Development Corp.,
  Heartway III Project:
  Series 1997 A,
  10.000% 03/20/18                                                556,025        511,543
  Series 1997 B,
  6.000% 03/20/04 (c)                                             100,000          5,000
WA Kitsap County Housing Authority, Martha & Mary Nursing
  Home,
  7.100% 02/20/36                                                 643,000        725,593
                                                                            ------------
                                                                              25,751,785
                                                                            ------------
----------------------------------------------------------------------------------------
HOUSING - 10.6%
ASSISTED LIVING/SENIOR - 3.8%
DE Kent County, Heritage at Dover, Series 1999,
  7.625% 01/01/30                                               1,250,000      1,115,625
GA Columbus Housing Authority, The Gardens at Calvary, Series
  1999,
  7.000% 11/15/19                                                 500,000        444,375
IL Clarendon Hills Residential Facilities, Churchill Estate,
  Series 1998 A:
  6.750% 03/01/24                                               1,050,000        787,500
  6.750% 03/01/31                                               1,365,000      1,023,750
IL Development Finance Authority, Care Institute, Inc.,
  8.250% 06/01/25                                               1,480,000      1,498,500
MN Roseville, Care Institute, Inc., Series 1993,
  7.750% 11/01/23 (c)                                           1,630,000      1,375,313
NC Medical Care Commission, DePaul Community Facilities
  Project, Series 1999,
  7.625% 11/01/29                                               1,000,000      1,005,000
NY Huntington Housing Authority, Gurwin Jewish Senior Center,
  Series 1999:
  5.875% 05/01/19                                                 420,000        375,375
  6.000% 05/01/29                                                 650,000        572,000
TX Bell County Health Facilities Development Corp., Care
  Institutes, Inc.,
  9.000% 11/01/24                                               1,465,000      1,530,925
                                                                            ------------
                                                                               9,728,363
                                                                            ------------
MULTI-FAMILY - 6.6%
DE Wilmington, Electra Arms Senior Association Project,
  6.250% 06/01/28                                                 975,000        798,281
FL Broward County Housing Finance Authority, Chaves Lake
  Apartment Project, Series 2000,
  7.500% 07/01/40                                                 500,000        511,875
FL Clay County Housing Finance Authority, Madison Commons
  Apartments, Series 2000 A,
  7.450% 07/01/40                                                 500,000        511,875
GA Clayton County Housing Authority, Magnolia Park
  Apartments, Series 1999 A,
  6.250% 06/01/30                                                 750,000        693,495
IL Chicago, Michigan Boulevard Garden Apartment
  Rehabilitation Project, Series 1985,
  12.000% 01/01/50 (c)                                             70,000         49,000
MN Washington County Housing & Redevelopment Authority,
  Cottages of Aspen, Series 1992,
  9.250% 06/01/22                                               1,030,000      1,071,200
MN White Bear Lake, Birch Lake Townhomes Project:
  Series 1989 A,
  10.250% 07/15/19                                              1,770,000      1,827,525
  Series 1989 B,
  (a) 07/15/19                                                    649,000        286,638
NC Eastern Carolina Regional Housing Authority:
  New River Apartments-Jacksonville, Series 1994,
  8.250% 09/01/14                                               1,655,000      1,677,756
  Resolution Trust Corp., Pass Through Certificates,
  Series 1993 A,
  8.750% 12/01/16                                               3,462,446      3,480,554
SC Housing Finance and Development Multi-Family Housing
  Finance Revenue, Westbridge Apartments, Series A,
  9.500% 09/01/20                                               2,036,000      2,038,545
TN Franklin Industrial Development Board, Landings Apartment
  Project, Series 1996 B,
  8.750% 04/01/27                                                 745,000        787,838
TX El Paso County Housing Finance Corp., American Village
  Communities:
  Series 2000 C,
  8.000% 12/01/32                                                 300,000        303,375
  Series 2000 D,
  10.000% 12/01/32                                                300,000        303,000
TX Galveston Health Facilities Center,
  Driftwood Apartments,
  8.000% 08/01/23                                               1,000,000      1,041,250
TX National Housing Trust Project,
  10.000% 10/01/31                                                700,000        695,863
VA Alexandria Redevelopment & Housing Authority, Courthouse
  Commons Apartments,
  Series 1990 A,
  10.000% 01/01/21                                              1,000,000        900,000
                                                                            ------------
                                                                              16,978,070
                                                                            ------------
SINGLE FAMILY - 0.2%
AK Housing Finance Corp.,
  Series 1996 A,
  6.050% 12/01/17                                                 560,000        584,601
KY Kentucky County Single Family Mortgage Revenue, Class A,
  9.000% 09/01/16                                                  30,000         30,072
                                                                            ------------
                                                                                 614,673
                                                                            ------------
----------------------------------------------------------------------------------------
INDUSTRIAL - 4.9%
FOOD PRODUCTS - 1.5%
IN Hammond, American Maize Products Co., Series 1994,
  8.000% 12/01/24                                               1,760,000      1,821,987
LA Port of New Orleans Industrial Development Continental
  Grain Company, Series 1993,
  7.500% 07/01/13                                               1,000,000      1,041,250
LA Southern Louisiana Port Commission, Cargill, Inc.,
  Project,
  5.850% 04/01/17                                                 500,000        522,485
MI Strategic Fund, Michigan Sugar Co., Sebewaing Project,
  Series 1998 A,
  6.250% 11/01/15                                               1,000,000        610,000
                                                                            ------------
                                                                               3,995,722
                                                                            ------------
FOREST PRODUCTS - 1.5%
AL Courtland Industrial Development Board, Champion
  International Corp., Series 1999,
  6.000% 08/01/29                                               2,000,000      1,970,600
GA Effingham County Industrial Development Authority, Georgia
  Pacific Corp., Series 2001,
  6.500% 06/01/31                                               1,000,000      1,033,030
GA Rockdale County Development Authority, Solid Waste
  Disposal, Visy Paper, Inc., Series 1993,
  7.500% 01/01/26                                                 800,000        812,000
                                                                            ------------
                                                                               3,815,630
                                                                            ------------
MANUFACTURING - 1.0%
IL Will-Kankakee Regional Development Authority, Flanders
  Corp., Precisionaire Project,
  Series 1997,
  6.500% 12/15/17                                                 925,000        866,031
MA Industrial Finance Agency,
  House of Bianchi, Inc.,
  8.750% 06/01/18 (b)                                             180,000        176,400
MN Brooklyn Park, TL Systems Corp., Series 1991,
  10.000% 09/01/16                                                715,000        788,288
TX Trinity River Authority, Texas Instruments Project, Series
  1996,
  6.200% 03/01/20                                                 750,000        782,903
                                                                            ------------
                                                                               2,613,622
                                                                            ------------
METALS & MINING - 0.2%
MD Baltimore County, Bethlehem Steel Corp., Project, Series
  B,
  7.500% 06/01/15 (c)                                             500,000         60,000
NV Department of Business & Industry, Wheeling-Pittsburgh
  Steel Corp., Series 1999 A,
  8.000% 09/01/14 (h)                                             250,000        200,000
VA Greensville County Industrial Development Authority,
  Wheeling-Pittsburgh Steel Corp.,
  Series 1999 A:
  6.375% 04/01/04                                                  70,000         56,000
  7.000% 04/01/14                                                 375,000        292,031
                                                                            ------------
                                                                                 608,031
                                                                            ------------
OIL AND GAS - 0.7%
CA Los Angeles Airport Fuel Corp.,
  5.250% 01/01/23                                                 500,000        488,755
WA Pierce County Economic Development Corp., Occidental
  Petroleum Co.,
  5.800% 09/01/29                                               1,500,000      1,441,920
                                                                            ------------
                                                                               1,930,675
                                                                            ------------
----------------------------------------------------------------------------------------
OTHER - 7.6%
OTHER - 0.3%
MD Baltimore, Park Charles Project, Series 1986,
  8.000% 01/01/15                                                 645,000        652,630
                                                                            ------------
POOL/BOND BANK - 1.0%
IN Indianapolis Local Public Improvement Bond Bank,
  Series 1999 E,
  5.750% 02/01/29                                               2,000,000      2,009,460
MI Municipal Bond Authority, Local Government Loan Project,
  Series 2001 A,
  5.375% 11/01/17                                                 550,000        570,306
                                                                            ------------
                                                                               2,579,766
                                                                            ------------
REFUNDED/ESCROWED (D) - 6.3%
CA San Joaquin Hills Transportation Corridor Agency, Series
  1993,
  (a) 01/01/25                                                 10,000,000      2,955,600
CT Development Authority, Sewer Sludge Disposal Facilities,
  Series 1996,
  8.250% 12/01/06                                                 855,000        960,806
FL Clearwater Housing Authority, Hampton Apartments,
  Series 1994,
  8.250% 05/01/24                                               2,430,000      2,761,088
ID Health Facilities Authority, IHC Hospitals, Inc.,
  6.650% 02/15/21                                               2,750,000      3,321,120
MA Health & Educational Facilities Authority, Corp. for
  Independent Living,
  8.100% 07/01/18                                                 640,000        708,800
MN Mille Lacs Capital Improvement Authority, Mille Lacs Band
  of Chippewa, Series 1992 A,
  9.250% 11/01/12                                                 935,000      1,018,589
NC Lincoln County, Lincoln County Hospital,
  9.000% 05/01/07                                                 350,000        405,125
PA Delaware County Authority, Southeastern Pennsylvania
  Obligated Group, Series 1996:
  6.000% 12/15/16                                               1,400,000      1,539,468
  6.000% 12/15/26                                                 500,000        530,880
PA Montgomery County Industrial Development Authority,
  Assisted Living Facility, Series 1993 A,
  8.250% 05/01/23                                                 765,000        834,806
TN Shelby County, Health, Education and Housing Facilities
  Board, Open Arms Development Center:
  Series 1992 A,
  9.750% 08/01/19                                                 485,000        623,225
  Series 1992 C,
  9.750% 08/01/19                                                 490,000        629,650
                                                                            ------------
                                                                              16,289,157
                                                                            ------------
OTHER REVENUE - 1.8%
HOTELS - 0.8%
PA Philadelphia Authority for Industrial Development,
  Doubletree Project,
  6.500% 10/01/27                                               2,000,000      2,005,000
                                                                            ------------
RECREATION - 0.4%
CT Mohegan Tribe Indians,
  6.250% 01/01/31                                                 200,000        198,422
NM Red River Sports Facility, Red River Ski Area Project,
  Series 1998,
  6.450% 06/01/07                                                 830,000        824,813
                                                                            ------------
                                                                               1,023,235
                                                                            ------------
RETAIL - 0.6%
NJ Economic Development Authority, Glimcher Properties L.P.
  Project,
  6.000% 11/01/28                                               1,000,000        977,500
OH Lake County, North Madison Properties, Series 1993,
  8.819% 09/01/11                                                 710,000        681,600
                                                                            ------------
                                                                               1,659,100
                                                                            ------------
----------------------------------------------------------------------------------------
RESOURCE RECOVERY - 1.3%
DISPOSAL - 0.5%
MA Industrial Finance Agency, Peabody Monofill Associates,
  Inc., Series 1995,
  9.000% 09/01/05                                                 690,000        729,675
UT Carbon County, Laidlaw Environmental, Series A,
  7.450% 07/01/17                                                 500,000        518,750
                                                                            ------------
                                                                               1,248,425
                                                                            ------------
RESOURCE RECOVERY - 0.8%
MA Industrial Finance Agency, Ogden Haverhill Project, Series
  1998 A,
  5.500% 12/01/13                                               1,000,000        996,520
PA Delaware County Industrial Development Authority BFI,
  Series A,
  6.200% 07/01/19                                               1,000,000      1,035,000
                                                                            ------------
                                                                               2,031,520
                                                                            ------------
----------------------------------------------------------------------------------------
TAX-BACKED - 9.6%
LOCAL APPROPRIATED - 0.4%
CA Compton, Civic Center Project,
  5.500% 09/01/15                                               1,000,000      1,031,730
                                                                            ------------
LOCAL GENERAL OBLIGATIONS - 3.2%
LA New Orleans, Series 1991,
  (a) 09/01/15                                                  4,000,000      2,001,080
NY New York City, Series 1998 H,
  5.125% 08/01/25                                               5,000,000      4,948,900
TX Irving Independent School District, Series 1997:
  (a) 02/15/15                                                  1,500,000        769,290
  (a) 02/15/16                                                  1,000,000        482,200
                                                                            ------------
                                                                               8,201,470
                                                                            ------------
SPECIAL NON-PROPERTY TAX - 2.9%
CA San Diego Redevelopment Agency,
  (a) 09/01/18                                                  1,015,000        423,935
IL Metropolitan Pier & Exposition Authority, McCormick
  Project:
  (a) 06/15/14                                                  5,000,000      2,691,400
  (a) 06/15/15                                                  3,000,000      1,516,860
  Series 1996 A,
  (a) 12/15/13                                                  5,000,000      2,791,300
                                                                            ------------
                                                                               7,423,495
                                                                            ------------
SPECIAL PROPERTY TAX - 2.6%
CA Orange County Community Facilities District, Ladera Ranch,
  Series 1999 A,
  6.500% 08/15/21                                               1,000,000      1,048,750
CA Yorba Linda Redevelopment Agency, Series 1998 A,
  (a) 09/01/24                                                  1,325,000        387,258
FL Heritage Palms Community Development District, Series
  1999,
  6.250% 11/01/04                                                 940,000        952,925
FL Heritage Springs Community Development District,
  Series 1999 B,
  6.250% 05/01/05                                                 430,000        436,450
FL Lexington Oaks Community Development District:
  Series 1998 A,
  6.125% 05/01/19                                                 760,000        762,850
  Series 2000 D,
  6.700% 05/01/07                                                 345,000        356,644
FL Northern Palm Beach County Improvement District, Series
  1999,
  5.900% 08/01/19                                                 500,000        504,375
FL Orlando, Conroy Road Interchange Project, Series 1998 A:
  5.500% 05/01/10                                                 125,000        124,688
  5.800% 05/01/26                                                 300,000        289,500
FL Stoneybrook Community Development District:
  Series 1998 A,
  6.100% 05/01/19                                                 250,000        250,938
  Series 1998 B,
  5.700% 05/01/08                                                 560,000        563,500
MI Taylor Tax Increment Finance Authority, Series 2001,
  5.375% 05/01/17                                               1,000,000      1,031,640
                                                                            ------------
                                                                               6,709,518
                                                                            ------------
STATE APPROPRIATED - 0.4%
MI Building Authority, Series 2001 I,
  5.000% 10/15/24                                               1,000,000        981,230
                                                                            ------------
STATE GENERAL OBLIGATIONS - 0.1%
TX Board Of Regents University,
  5.375% 08/15/18                                                 350,000        360,241
                                                                            ------------
----------------------------------------------------------------------------------------
TRANSPORTATION - 13.4%
AIR TRANSPORTATION - 2.6%
IN Indianapolis Airport Authority:
  Federal Express Corp., Series 1994,
  7.100% 01/15/17                                               2,000,000      2,118,800
  United Airlines Project, Series A,
  6.500% 11/15/31                                               1,000,000        652,500
KY Kenton County Airport Board, Delta Airlines, Inc., Series
  1992 A,
  7.500% 02/01/20                                               2,500,000      2,429,750
MN Minneapolis & St.Paul Metropolitan Airports Commission,
  Northwest Airlines:
  Series 2001 A,
  7.000% 04/01/25                                                 325,000        255,531
  Series 2001 B,
  6.500% 04/01/25                                                 250,000        239,063
NC Charlotte, Special Facilities Revenue, US Airways, Inc.:
  Series 1998,
  5.600% 07/01/27                                                 250,000        104,375
  Series 2000,
  7.750% 02/01/28                                                 500,000        218,750
PA Philadelphia Authority for Industrial Development, Aero
  Philadelphia LLC, Series 1999,
  5.250% 01/01/09                                                 450,000        410,063
WA Port Seattle, Northwest Airlines, Inc., Series 2000,
  7.250% 04/01/30                                                 425,000        340,000
                                                                            ------------
                                                                               6,768,832
                                                                            ------------
AIRPORT - 7.9%
MI Wayne Charter County, Detroit Metropolitan Airport,
  Series 1998 A,
  5.000% 12/01/28                                               1,250,000      1,186,163
OH Cleveland, Series 2001 A,
  5.000% 01/01/31                                              11,165,000     10,864,215
PA Philadelphia Authority for Industrial Development,
  Series 1998 A,
  5.125% 07/01/28                                               8,750,000      8,475,600
                                                                            ------------
                                                                              20,525,978
                                                                            ------------
TOLL FACILITIES - 2.6%
CA San Joaquin Hills Transportation Corridor Agency, Series
  A,
  (a) 01/15/15                                                  3,000,000      1,571,010
CO Northwest Parkway Public Highway Authority, Series 2001 D,
  7.125% 06/15/41                                                 750,000        763,125
CO Public Highway Authority, Arapahoe County, E 470
  Series 2000 B:
  (a) 09/01/18                                                  3,000,000      1,244,850
  (a) 09/01/35                                                  8,750,000        735,875
MA Turnpike Authority,
  Series 1999 A,
  5.000% 01/01/39                                               2,500,000      2,386,500
                                                                            ------------
                                                                               6,701,360
                                                                            ------------
TRANSPORTATION - 0.3%
NV Department of Business & Industry, Las Vegas Monorail
  Project, Series 2000,
  7.375% 01/01/40                                                 750,000        759,375
                                                                            ------------
----------------------------------------------------------------------------------------
UTILITY - 17.1%
INDEPENDENT POWER PRODUCER - 3.1%
MI Midland County Economic Development Corp., Series 2000,
  6.875% 07/23/09                                               1,000,000      1,042,500
NY Port Authority of New York & New Jersey, KIAC Partners,
  Series 1996 IV,
  6.750% 10/01/11                                               2,000,000      2,092,500
PA Economic Development Finance Authority, Colver Project,
  Series D:
  7.125% 12/01/15                                                 500,000        520,940
  7.150% 12/01/18                                               2,750,000      2,850,155
PR Commonwealth of Puerto Rico Industrial, Educational,
  Medical & Environmental Cogeneration Facilities, AES
  Project, Series 2000,
  6.625% 06/01/26                                                 325,000        352,768
VA Pittsylvania County Industrial Development Authority,
  Multitrade of Pittsylvania, Series 1994 A:
  7.450% 01/01/09                                               1,000,000      1,008,750
  7.550% 01/01/19                                                 250,000        251,250
                                                                            ------------
                                                                               8,118,863
                                                                            ------------
INVESTOR OWNED - 3.5%
AZ Pima County Industrial Development Authority, Tucson
  Electric Power Co., Series A,
  6.100% 09/01/25                                                 750,000        729,375
CT Development Authority, Connecticut Light & Power Co.,
  Series 1993 B,
  5.950% 09/01/28                                                 300,000        303,555
IL Bryant Pollution Control Revenue, Central Illinois Light
  Co.,
  Series 1993,
  5.900% 08/01/23                                               2,000,000      2,033,640
LA Calcasieu Parish Industrial Development Board, Entergy
  Gulf States, Inc., Series 1999,
  5.450% 07/01/10                                                 500,000        493,125
LA West Feliciana Parish, Entergy Gulf States, Inc., Series
  1999 B,
  6.600% 09/01/28                                                 500,000        505,000
MS Business Finance Corp., Systems Energy Resources Project,
  Series 1998,
  5.875% 04/01/22                                               1,500,000      1,466,250
NV Clark County, Nevada Power Co., Series 1997 A,
  5.900% 11/01/32                                               3,000,000      2,814,150
TX Brazos River Authority Pollution Control,
  5.750% 05/01/36                                                 800,000        799,360
                                                                            ------------
                                                                               9,144,455
                                                                            ------------
MUNICIPAL ELECTRIC - 3.4%
NY Long Island Power Authority, Series 1998 A,
  5.250% 12/01/26                                               1,550,000      1,557,378
TX Austin, Series 1994:
  (a) 05/15/17                                                  6,600,000      2,948,946
  (a) 05/15/18                                                  5,000,000      2,093,600
WA Seattle, Series 2001,
  5.500% 03/01/17                                               2,250,000      2,337,413
                                                                            ------------
                                                                               8,937,337
                                                                            ------------
WATER & SEWER - 7.1%
CA Castaic Lake Water Agency,
  Series 1999 A:
  (a) 08/01/25                                                 10,445,000      2,898,488
  (a) 08/01/26                                                 10,445,000      2,739,097
LA Public Facility Belmont Water, Authority,
  9.000% 03/15/24 (c)                                             730,000        584,000
MA Water Resources Authority,
  Series 1997 D,
  5.000% 08/01/24 (e)                                          10,000,000      9,839,400
MS Five Lakes Utility District,
  8.250% 07/15/24                                                 500,000        463,125
TX Houston Water & Sewer System, Series C,
  (a) 12/01/12                                                  3,000,000      1,780,154
                                                                            ------------
                                                                              18,304,264
                                                                            ------------
TOTAL MUNICIPAL BONDS
  (cost of $254,780,283)                                                     248,214,597
                                                                            ------------

MUNICIPAL PREFERRED STOCKS - 0.2%                                  SHARES
----------------------------------------------------------------------------------------
MULTI-FAMILY
Charter Municipal Mortgage Acceptance Co.,
  7.600% 11/30/10 (h)
  (cost of $500,000)                                              500,000        533,750
                                                                            ------------

SHORT-TERM OBLIGATIONS - 3.1%                                         PAR
----------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 3.1% (f)
CO Denver Health & Hospital Authority,
  1.600% 12/01/31                                              $  100,000   $    100,000
IA Ottumwa, Ottumwa Regional Health Center, Inc.,
  Series 1998,
  1.550% 10/01/06                                                 400,000        400,000
IA Higher Education Loan Authority, American Institute of
  Business Series 1998,
  1.650% 11/01/13                                                 300,000        300,000
IL Sauget, Monsanto Co., Series 1993,
  1.600% 05/01/28                                                 900,000        900,000
IN Allen County, Golden Years Homestead, Inc., Series 1996,
  1.550% 08/01/21                                                 900,000        900,000
KS Development Finance Authority, Series 2000,
  1.600% 05/15/26                                               1,700,000      1,700,000
MN Minneapolis, Series 1994 A,
  1.400% 12/01/05                                                 270,000        270,000
MO Development Finance Board,
  St. Louis Convention Center,
  Series 2000,
  1.650% 12/01/20                                                 500,000        500,000
MO Environmental Improvement & Energy Resource Authority,
  Monsanto Co., Series 1993,
  1.500% 06/01/23                                                 600,000        600,000
NV Washoe County, Sierra Nevada College Project, Series 2000,
  1.650% 07/01/25                                               1,195,000      1,195,000
WI Health & Educational Facilities Authority Riverview
  Hospital Association,
  1.650% 10/01/30                                               1,100,000      1,100,000
                                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $7,965,000)                                                         7,965,000
                                                                            ------------

TOTAL INVESTMENTS - 99.1%

  (cost of $263,245,283) (g)                                                 256,713,347
                                                                            ------------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                         2,366,451
----------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                         $259,079,798
                                                                            ------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under Federal Securities laws. At November 30, 2001, these securities amounted to $2,157,507, which represents 0.8% of net assets.

     Additional information on the restricted securities held at November 30, 2001, is as follows:

                                           ACQUISITION      ACQUISITION
     SECURITY                                 DATE             COST
     ----------------------------------------------------------------------
     CA Crossroads School for Arts          08/21/98         $460,000
     CA Crossroads School for Arts          08/31/98          700,000
     MA House of Bianchi, Inc.              06/30/92          180,000
     CA Statewide Community Development
       Authority                            09/08/00          750,000

(c) The issuer is in default of certain debt covenants. Income is not being accrued.
(d) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principle.
(e) This security, or a portion thereof, with a market value of $3,363,107, is being used to collateralize open future contracts.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2001.
(g)  Cost for federal income tax purposes is $263,245,672.
(h) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be sold in transactions exempt from registration normally to qualified institutional buyers.

Short futures contracts open at November 30, 2001:

                          PAR VALUE                           UNREALIZED
                          COVERED BY        EXPIRATION       APPRECIATION
         TYPE             CONTRACTS           MONTH          AT 11/30/01
------------------------------------------------------------------------------
Municipal Bond Index     $35,000,000          March           $  763,489
U.S. Treasury Bond        32,500,000          March            1,580,049
U.S. Treasury Note        21,600,000          March              644,096
                                                              ----------
                                                              $2,987,634
                                                              ----------

           ACRONYM                                NAME
-----------------------------------------------------------------------------
             AHF                       American Housing Foundation

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

November 30, 2001

ASSETS
Investments at cost                                    $263,245,283
                                                       ------------
Investments, at value                                  $256,713,347
Cash                                                         68,387
Receivable for:
  Interest                                                4,511,260
  Investments sold                                          270,076
Deferred Trustees' compensation plan                          7,148
Futures variation margin                                     12,094
                                                       ------------
  Total assets                                          261,582,312
                                                       ------------

LIABILITIES
Payable for:
  Investments purchased                                   1,408,426
  Distributions -- common shares                            843,176
  Distributions -- preferred shares                          24,660
  Management fee                                            139,142
  Bookkeeping fee                                             8,515
Deferred Trustees' fee                                        7,148
Other liabilities                                            71,447
                                                       ------------
  Total liabilities                                       2,502,514
                                                       ------------
NET ASSETS                                             $259,079,798
                                                       ------------
COMPOSITION OF NET ASSETS
Auction Preferred Shares (3,600 shares
  issued and outstanding at $25,000
  per share)                                           $ 90,000,000
Paid-in capital -- common shares                        220,206,191
Overdistributed net investment income                      (339,824)
Accumulated net realized loss                           (47,242,267)
Net unrealized appreciation/depreciation on:
  Investments                                            (6,531,936)
  Futures contracts                                       2,987,634
                                                       ------------
NET ASSETS                                             $259,079,798
                                                       ------------
Net Assets
Net Assets at value including undeclared
  dividends applicable to 3,600
  preferred shares outstanding                         $ 90,000,000
                                                       ------------
Net Assets at value applicable to 27,645,113
  common shares of beneficial interest outstanding     $169,079,798
                                                       ------------
Net Asset value per common share                       $       6.12
                                                       ------------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended November 30, 2001

INVESTMENT INCOME
Interest                                                      $ 17,097,739
                                                              ------------

EXPENSES
Management fee                                                   1,694,757
Transfer agent fee                                                 143,206
Bookkeeping fee                                                     81,282
Trustee fee                                                         11,411
Legal fee                                                          157,920
Preferred shares remarketing commissions                           227,726
Other expenses                                                     173,935
                                                              ------------
  Total Expenses                                                 2,490,237
                                                              ------------
Custodian earnings credit                                             (204)
                                                              ------------
Net Expenses                                                     2,490,033
                                                              ------------
Net Investment Income                                           14,607,706
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
Net realized loss on:
  Investments                                                     (705,900)
  Futures contracts                                            (10,055,064)
                                                              ------------
  Net realized loss                                            (10,760,964)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                    6,859,477
  Futures contracts                                              4,500,833
                                                              ------------
    Net change in unrealized appreciation/depreciation          11,360,310
                                                              ------------
  Net Gain                                                         599,346
                                                              ------------
Increase in Net Assets from Operations                        $ 15,207,052
                                                              ------------
See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             YEAR ENDED NOVEMBER 30,
                                                          -------------------------------
INCREASE (DECREASE) IN NET ASSETS:                              2001            2000
-----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                     $  14,607,706    $  15,235,387
Net realized loss on investments and futures contracts      (10,760,964)     (12,850,420)
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                          11,360,310          634,363
                                                          -------------    -------------
    Net Increase from Operations                             15,207,052        3,019,330
                                                          -------------    -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income to common shareholders           (10,670,628)     (11,970,087)
From net investment income to preferred shareholders         (2,721,317)      (3,778,348)
                                                          -------------    -------------
                                                            (13,391,945)     (15,748,435)
                                                          -------------    -------------
SHARE TRANSACTIONS:
Preferred share offering costs                                     --           (108,000)
                                                          -------------    -------------
    Total Increase (Decrease) in Net Assets                   1,815,107      (12,837,105)
NET ASSETS:
Beginning of period                                         257,264,691      270,101,796
                                                          -------------    -------------
End of period (including overdistributed net investment
  income of ($339,824) and ($1,570,087), respectively)    $ 259,079,798    $ 257,264,691
                                                          -------------    -------------
NUMBER OF FUND SHARES:
Common Shares:
  Outstanding at End of period                               27,645,113       27,645,113
                                                          -------------    -------------
Preferred Shares:
  Outstanding at End of period                                    3,600            3,600
                                                          -------------    -------------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

November 30, 2001

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:
Colonial Municipal Income Trust (the "Trust") is a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act") as amended, as a non-diversified, closed-end management investment company. The Trust's primary investment objective is to provide high current income, generally exempt from federal income taxes. The Trust's secondary objective is to seek total return. The Trust authorized an unlimited number of common shares of beneficial interest and 3,600 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At November 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        YEAR OF EXPIRATION            CAPITAL LOSS CARRYFORWARD
        ------------------            -------------------------
               2002                          $ 5,301,224
               2003                            7,498,926
               2004                                4,074
               2005                            7,196,783
               2007                            3,490,821
               2008                           13,036,764
               2009                            3,114,307
                                             -----------
                                             $39,642,899
                                             -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets, but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. Management of the Trust believes that the impact of adopting this principle will not be material to the financial statements.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common and preferred shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following reclassifications have been made to the financial statements.

                             INCREASE (DECREASE)
------------------------------------------------------------------------------
                                 OVERDISTRIBUTED          ACCUMULATED NET
      PAID-IN CAPITAL         NET INVESTMENT INCOME        REALIZED LOSS
      ---------------         ---------------------        -------------
        ($7,979,388)                 $14,502                $7,964,886

These differences are primarily due to market discount reclassification and expiring capital loss carryforwards. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for APS is generally seven days. The applicable dividend rate for the APS on November 30, 2001 was 1.75%. For the year ended November 30, 2001, the Trust declared dividends to Auction Preferred shareholders amounting to $2,721,317, representing an average APS dividend rate of 3.02%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Trust to Fleet. The Trust had obtained approval of a new investment advisory contract by the Trust's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:
The Advisor is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period December 1, 2000 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Trust for a monthly fee equal to $18,000 annually plus 0.0233% annually of the Trust's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Trust, the Advisor receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $204 of custodian fees were reduced by balance credits for the year ended November 30, 2001. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
For the year ended November 30, 2001, purchases and sales of investments, other than short-term obligations, were $30,957,697 and $43,560,851, respectively.

Unrealized appreciation (depreciation) at November 30, 2001, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation                             $10,710,222
    Gross unrealized depreciation                             (17,242,547)
                                                              -----------
        Net unrealized depreciation                           $(6,532,325)
                                                              ===========

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified. The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

NOTE 4. PREFERRED SHARE OFFERING
On July 20, 1999, the Trust offered and currently has outstanding 3,600 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $88,875,000, were received upon completion of the offering.

APS commissions of $1,125,000 from the offering and costs incurred by the Trust in connection with the offering of the APS totaling $108,000 and $139,690 for fiscal years 2000 and 1999, respectively, were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At November 30, 2001 there were no such restrictions on the Trust.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected data throughout each period is as follows (common shares unless otherwise noted):

                                                                          YEAR ENDED NOVEMBER 30,
                                         ------------------------------------------------------------------------------------------
                                             2001               2000               1999             1998             1997
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  6.05            $  6.51            $  7.57          $  7.41          $  7.41
                                              -------            -------            -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.53(f)            0.55(a)            0.46             0.47             0.51
Net realized and unrealized gain (loss)
  on investments and futures contracts           0.03              (0.44)             (0.97)            0.18             0.00(b)
                                              -------            -------            -------          -------          -------
    Total from Investment Operations             0.56               0.11              (0.51)            0.65             0.51
                                              -------            -------            -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income to common
  shareholders                                  (0.39)             (0.43)             (0.42)           (0.48)           (0.51)
From net investment income to preferred
  shareholders                                  (0.10)             (0.14)             (0.04)             --               --
In excess of net investment income --
  common shares                                   --                 --               (0.04)           (0.01)             --
                                              -------            -------            -------          -------          -------
    Total Distributions Declared to
      Shareholders                              (0.49)             (0.57)             (0.50)           (0.49)           (0.51)
                                              -------            -------            -------          -------          -------
LESS CAPITAL TRANSACTIONS
Commission and offering costs --
  preferred shares                                --               (0.00)(b)          (0.05)             --               --
                                              -------            -------            -------          -------          -------
NET ASSET VALUE, END OF PERIOD                $  6.12            $  6.05            $  6.51          $  7.57          $  7.41
                                              -------            -------            -------          -------          -------
Market price per share -- common shares       $  5.65            $  5.38            $  5.75          $  8.13          $  7.56
                                              -------            -------            -------          -------          -------
Total return -- based on market value(c)       12.05%              0.84%           (24.33)%           14.57%           11.67%
                                              -------            -------            -------          -------          -------
RATIOS TO AVERAGE NET ASSETS
Expenses (d) (e)                                1.45%              1.33%              1.08%            0.82%            0.86%
Net investment income (d) (e)                   8.55%              8.88%              7.00%            6.20%            6.83%
Net investment income (d) (e)                   6.94%(g)           6.68%(g)           6.36%(g)         6.20%            6.83%
Portfolio turnover rate                           12%                12%                20%              34%              15%
Net assets, end of period (000's) --
  common shares                              $169,080           $167,265           $180,082       $  208,931       $  203,533

(a) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Represents less than $0.01 per share.
(c) Total return at market value assuming all distributions reinvested at prices obtained by the Dividend Reinvestment Plan.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(e) Ratios reflect average net assets available to common shares only.
(f) Per share data was calculated using average shares outstanding during the period.
(g) Ratios reflect reduction for dividend payments to preferred shareholders.

-----------------------------------------------------------------------------------------------------------------------------------
ASSET COVERAGE REQUIREMENTS

                            TOTAL AMOUNT              ASSET COVERAGE          INVOLUNTARY LIQUIDATING          AVERAGE MARKET
    NOVEMBER 30,            OUTSTANDING                  PER SHARE              PREFERENCE PER SHARE          VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
       2001                 $90,000,000                   $71,967                     $25,007                     $25,000
       2000                  90,000,000                    71,462                      25,011                      25,000
       1999*                 90,000,000                    50,023                      25,006                      25,000

* On July 20, 1999, the Trust began offering Auction Preferred Shares.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected data throughout each period is as follows (common shares unless otherwise noted):

                                                                          YEAR ENDED NOVEMBER 30,
                                         ------------------------------------------------------------------------------------
                                             1996                 1995             1994             1993             1992
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  7.48              $  7.15          $  7.83          $  7.89          $  8.06
                                              -------              -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.51                 0.55             0.61             0.64             0.64
Net realized and unrealized gain (loss)
  on investments and futures contracts          (0.07)                0.33            (0.71)           (0.06)           (0.17)
                                              -------              -------          -------          -------          -------
    Total from Investment Operations             0.44                 0.88            (0.10)            0.58             0.47
                                              -------              -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income to common
  shareholders                                  (0.51)               (0.55)           (0.58)           (0.64)           (0.64)
                                              -------              -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                $  7.41              $  7.48          $  7.15          $  7.83          $  7.89
                                              -------              -------          -------          -------          -------
Market price per share -- common shares       $  7.25              $  6.75          $  6.75          $  8.00          $  7.88
                                              -------              -------          -------          -------          -------
Total return -- based on market value(a)       15.36%                8.04%         (10.06)%           11.56%            1.82%
                                              -------              -------          -------          -------          -------
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                    0.91%                0.98%            0.90%            0.87%            0.87%
Net investment income (b)                       6.87%                7.47%            8.12%            8.03%            7.99%
Portfolio turnover rate                           22%                  24%              24%              21%              10%
Net assets, end of period (000's) --
common shares                                $202,793             $204,666         $195,444       $  213,292       $  213,420

(a) Total return at market value assuming all distributions reinvested at prices obtained by the Dividend Reinvestment Plan.
(b) The benefits derived from custody credits and directed brokerage arrangement, if applicable, had no impact.

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

TO THE SHAREHOLDERS AND THE TRUSTEES OF COLONIAL MUNICIPAL INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Income Trust (the "Trust") at November 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 10, 2002

---------------------
UNAUDITED INFORMATION
---------------------

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS

On September 26, 2001, the Annual Meeting of Shareholders of the Colonial Municipal Income Trust was held to conduct the vote for or against the approval of the items listed on the Trust's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Trust had 27,645,113 common shares outstanding. The votes cast were as follows:

PROPOSAL 1:
TO APPROVE A NEW                           % OF SHARES TO      % OF SHARES TO
INVESTMENT ADVISORY                       TOTAL OUTSTANDING     TOTAL SHARES
AGREEMENT:                  SHARES             SHARES              VOTED
--------------------------------------------------------------------------------
For                     21,730,196.1898        78.60%              95.21%
Against                    648,231.5360         2.34%               2.84%
Abstain                    445,451.4961         1.61%               1.95%

PROPOSAL 2:
ELECTION OF TRUSTEES:                            FOR              WITHHELD
--------------------------------------------------------------------------------
Douglas A. Hacker                          22,294,799.7420      529,079.4799
Janet Langford Kelly                       22,309,716.4159      514,162.8060
Richard W. Lowry                           22,325,578.0047      498,301.2172
William E. Mayer                           22,322,773.3914      501,105.8305
Charles R. Nelson                          22,311,543.6607      512,335.5612
John J. Neuhauser                          22,313,207.6281      510,671.5938
Joseph R. Palombo                          22,301,944.8111      521,934.4108
Thomas C. Theobald                         22,318,567.8691      505,311.3528
Anne-Lee Verville                          22,297,995.4159      525,883.8060

On July 16, 2001, the record date for the Meeting, the Trust had 3,600 preferred shares outstanding. The votes cast were as follows:

PROPOSAL 1:
TO APPROVE A NEW                           % OF SHARES TO      % OF SHARES TO
INVESTMENT ADVISORY                       TOTAL OUTSTANDING     TOTAL SHARES
AGREEMENT:                  SHARES             SHARES              VOTED
--------------------------------------------------------------------------------
For                          3,497             97.14%              97.14%
Against                          2              0.06%               0.06%
Abstain                        101              2.81%               2.81%

PROPOSAL 2:
ELECTION OF TRUSTEES:                            FOR              WITHHELD
--------------------------------------------------------------------------------
Douglas A. Hacker                               3,497               103
Janet Langford Kelly                            3,497               103
Richard W. Lowry                                3,497               103
Salvatore Macera                                3,497               103
William E. Mayer                                3,497               103
Charles R. Nelson                               3,497               103
John J. Neuhauser                               3,497               103
Joseph R. Palombo                               3,497               103
Thomas E. Stitzel                               3,497               103
Thomas C. Theobald                              3,497               103
Anne-Lee Verville                               3,497               103
--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION
99.92% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

--------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "plan") all distributions will be reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All plan accounts receive written confirmations of all transactions. Shares purchased under the plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the plan other than brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A plan participant may terminate his or her participation by written notice to the plan agent. The plan may be amended or terminated on 30 days written notice to the plan participants. All correspondence concerning the plan should be directed to State Street Bank and Trust Company, the plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Municipal Income Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA 02021
1-800-730-6001

The Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

TRUSTEES

DOUGLAS A. HACKER
President of UAL Loyalty Services and Executive Vice President of United Airlines (formerly Executive Vice President, Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operating Officer, Fleet Asset Management; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

----------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST  ANNUAL REPORT
----------------------------------------------

                                                 101-02/451H-0901 (1/02) 01/2474